Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUES	$ 453,210	$ 111,045	$ 797,482	$ 260,614	$ 738,527	$ 1,376,063
COST OF REVENUES (exclusive of depreciation and amortization shown below))	166,643	24,695	332,109	79,839	241,970	565,129
OPERATING EXPENSES
Research and development	368,337	437,909	717,781	698,247	1,292,531	1,128,640
General and administrative	2,030,799	951,908	2,976,405	1,400,514	3,004,403	2,673,773
Depreciation	6,008	5,958	11,024	12,078	24,069	19,858
Amortization					0	306,756
Gain (loss) of sale of assets, property and equipment	3,170	0	3,170	0	0	(1,594)
TOTAL OPERATING EXPENSES	2,408,314	1,395,775	3,708,380	2,110,839	4,321,003	4,127,433
OPERATING LOSS	(2,121,747)	(1,309,425)	(3,243,007)	(1,930,064)	(3,824,446)	(3,316,499)
OTHER INCOME (EXPENSE)
Gain (loss) on warrant valuation adjustment	1,161,520	35,410	(1,812,162)	358,633	(568,729)	(2,223,718)
Interest expense, net	(1,929,755)	(143,281)	(3,674,722)	(336,019)	(1,029,464)	(854,980)
Amortization of debt discount					(110,247)	(31,514)
Gain (loss) on foreign currency exchange	1,723	1,359	(15,023)	(2,019)	(5,050)	(12,329)
TOTAL OTHER INCOME (EXPENSE), NET	(766,512)	(106,512)	(5,501,907)	20,595	(1,713,490)	(3,122,541)
NET LOSS	(2,888,259)	(1,415,937)	(8,744,914)	(1,909,469)	(5,537,936)	(6,439,040)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(11,904)	(15,552)	(10,969)	(13,767)	8,286	(18,907)
TOTAL COMPREHENSIVE LOSS	$ (2,900,163)	$ (1,431,489)	$ (8,755,883)	$ (1,923,236)	$ (5,529,650)	$ (6,457,947)
LOSS PER SHARE:
Net loss - basic and diluted	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.01)	$ (0.04)	$ (0.06)
Weighted average shares outstanding - basic and diluted	148,582,386	138,992,669	144,168,215	138,517,370	138,838,602	107,619,869